Stockholders' Equity - Schedule of Reserved Shares Stock on Converted Basis (Details) - Common Stock - shares		Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of stock for issuance		31,373,317	31,545,111	31,726,864	3,819,313
Series A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of stock for issuance	[1]			0	2,844,863
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of stock for issuance				0	900,352
Options | 2015 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of stock for issuance				0	74,098
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of stock for issuance		25,646,453	25,818,247	26,000,000	0
Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of stock for issuance		5,726,864	5,726,864	5,726,864	0

[1]	Issuance of Series A Stock has been retroactively restated to give effect to the recapitalization transaction